SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Six Months Ended June 30,
(US$ MILLIONS)	2022	2021
Interest paid	$647	$608
Income taxes paid	134	228

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” in the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2022	2021
Accounts receivable	$(757)	$(401)
Inventory	(884)	(339)
Prepayments and other	(225)	(125)
Accounts payable and other	453	580
Changes in non-cash working capital, net	$(1,413)	$(285)